INITIAL PUBLIC OFFERING (Details Narrative) - Golden Star Acquisition Corporation [Member] - USD ($)		9 Months Ended	12 Months Ended
	May 04, 2023	Sep. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	6,000,000
Sale of units in initial public offering aggragate amount	$ 60,000,000
Number of ordinary shares redeemed		4,397,979
Value of ordinary shares redeemed		$ 47,346,935
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	6,900,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 69,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	900,000	900,000	900,000
Sale of units per share		$ 10.00	$ 10.00